CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF CASH AND BANK BALANCES
	As of December 31,
	2022	2021
	RMB’000	RMB’000
Cash on hand	—	1,709
Cash at banks	3,936	26,171
Cash and bank balances	3,936	27,880

SCHEDULE OF CASH AND BANK BALANCES THAT ARE DENOMINATED IN VARIOUS CURRENCIES	Cash and bank balances are denominated in the following currencies:
	As of December 31,
	2022	2021
	RMB’000	RMB’000
Renminbi	3,104	4,594
Hong Kong dollars	2	74
US dollars	830	23,212
	3,936	27,880